Note 6 - Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30 ,
	2017	2016

Net loss (in millions)	$(5.3)	$(10.0)
Weighted-average shares outstanding	38,649,237	38,640,487
Dilutive effect of restricted stock and stock options	-	-
Shares used to compute diluted earnings per share	38,649,237	38,640,487
Basic net loss per share	$(0.14)	$(0.26)
Diluted net loss per share	$(0.14)	$(0.26)
Number of anti-dilutive share-based awards excluded from computation	7,452,999	5,806,900

	Fiscal Year Ended June 30,
	201 7	201 6

Net loss (in millions)	$(29.4)	$(25.4)
Weighted average shares outstanding	38,644,395	38,635,452
Shares used to compute diluted earnings per share	38,644,395	38,635,452
Basic loss per share	$(0.76)	$(0.66)
Diluted loss per share	$(0.76)	$(0.66)
Number of antidilutive stock options excluded from computation	7,566,642	4,751,423